Leases (Details) - Schedule of maturities of operating lease liabilities $ in Thousands	Dec. 31, 2021 USD ($)
Schedule of maturities of operating lease liabilities [Abstract]
2022	$ 5,704
2023	4,446
2024	4,015
2025	3,271
2026 and after	12,353
Total operating lease payments	29,789
Less - imputed interest	2,831
Present value of lease liabilities	$ 26,958